Financial Results - Summary of Gain (losses) from Indexed Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Results [Abstract]
Inventories	$ 31,336	$ 27,150	$ 25,670
Investments accounted for using the equity method	55	48	79
Intangible assets other than goodwill	26,844	11,601	8,867
Goodwill	10,263	6,530	8,858
Property, plant and equipment	755,603	485,353	646,811
Deferred tax assets	29,002	14,665	20,861
Deferred tax liabilities	(137,607)	(89,669)	(119,471)
Total Equity	(670,974)	(355,914)	(382,962)
Revenues	(162,558)	(150,056)	(346,360)
Raw materials and consumables used	137,615	126,134	241,081
Financial results	14,725	2,818	(1,559)
Other Expenses	(576)	(3,317)	95
Corporate tax	(3,061)	1,355	22,507
Gains (losses) from indexed assets and liabilities	$ 30,667	$ 76,698	$ 124,477